Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Notes to the consolidated statement of cash flows
Schedule of notes to the consolidated statement of cash flows

EURm	2017	2016	2015
Adjustments for(1)
Depreciation and amortization	1 591	1 594	320
Share-based payment	92	113	49
Impairment charges	244	125	11
Restructuring charges(2)	522	751	48
Profit on sale of property, plant and equipment and available-for-sale investments	(121)	(82)	(132)
Transfer from hedging reserve to sales and cost of sales	–	27	61
Share of results of associated companies and joint ventures (Note 34)	(11)	(18)	(29)
Financial income and expenses	402	308	211
Income tax expense/(benefit)	937	(429)	338
Gain on the sale of businesses	(5)	(14)	(1 178)
Other income and expenses	(68)	32	40
Total	3 583	2 407	(261)
Change in net working capital
(Increase)/decrease in receivables	(421)	18	(728)
(Increase)/decrease in inventories	(296)	533	341
Increase/(decrease) in interest-free liabilities	1 314	(2 758)	(990)
Total	597	(2 207)	(1 377)

(1)	Includes Continuing and Discontinued operations. Refer to Note 6, Disposals treated as Discontinued operations.
(2)	Adjustments represent the non-cash portion of the restructuring charges recognized in the consolidated income statement.